Debt Instruments - Changes in financial assets at FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets at beginning of period	$ 1,773,414
Valuation adjustments, FVTOCI	(6,724)	$ 3,565	$ 4,108
Amounts reclassified to the consolidated income statement, FVTOCI	(781)	(843)	(189)
Financial assets at end of period	1,616,873	1,773,414
Debt instruments
Financial assets
Financial assets at beginning of period	573,046
Valuation adjustments, FVTOCI	(6,724)	3,560
Financial assets at end of period	513,568	573,046
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial assets
Financial assets at beginning of period	355,321	233,463	154,483
Net additions/(disposals), FVTOCI	43,105	119,141	75,061
Valuation adjustments, FVTOCI	(6,724)	3,560	4,108
Amounts reclassified to the consolidated income statement, FVTOCI, net of tax	(728)	(843)	(189)
Amounts reclassified to the consolidated income statement, FVTOCI	(781)	(843)
Financial assets at end of period	$ 390,974	$ 355,321	$ 233,463